1. Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2015
Notes
1. Summary of Significant Accounting Policies

1.        SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Business:

           1st Franklin Financial Corporation (the "Company") is a consumer finance company which originates and services direct cash loans, real estate loans and sales finance contracts through 285 branch offices located throughout the southeastern United States.  In addition to this business, the Company writes credit insurance when requested by its loan customers as an agent for a non-affiliated insurance company specializing in such insurance.  Two of the Company's wholly owned subsidiaries, Frandisco Life Insurance Company and Frandisco Property and Casualty Insurance Company, reinsure the credit life, the credit accident and health and the credit property insurance so written.

Basis of Consolidation:

           The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries.  Inter-company accounts and transactions have been eliminated.

Fair Values of Financial Instruments:

           The following methods and assumptions are used by the Company in estimating fair values for financial instruments.

               Cash and Cash Equivalents.  Cash includes cash on hand and with banks.  Cash equivalents are short-term highly liquid investments with original maturities of three months or less.  The carrying value of cash and cash equivalents approximates fair value due to the relatively short period of time between the origination of the instruments and their expected realization.  Cash and cash equivalents are classified as a Level 1 financial asset.

               Loans.  The fair value of the Company's direct cash loans and sales finance contracts approximate the carrying value since the estimated life, assuming prepayments, is short-term in nature.  The fair value of the Company's real estate loans approximate the carrying value since the interest rate charged by the Company approximates market rates.  Loans are classified as a Level 3 financial asset.

               Marketable Debt Securities.  The fair value of marketable debt securities is based on quoted market prices.  If a quoted market price is not available, fair value is estimated using market prices for similar securities.  Held-to-maturity marketable debt securities are classified as Level 2 financial assets.  See additional information below regarding fair value under Accounting Standards Codification ("ASC")  No. 820, Fair Value Measurements.  See Note 4 for fair value measurement of available-for-sale marketable debt securities and for information related to how these securities are valued.

               Equity Method Investment.  The fair value of equity method investment is estimated based on the Company's allocable share of the investee net asset value as of the reporting date.

               Senior Debt.  The carrying value of the Company's senior debt securities approximates fair value due to the relatively short period of time between the origination of the instruments and their expected payment.  Senior debt securities are classified as a Level 2 financial liability.

               Subordinated Debt.  The carrying value of the Company's subordinated debt securities approximates fair value due to the re-pricing frequency of the securities.  Subordinated debt securities are classified as a Level 2 financial liability.

Use of Estimates:

           The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires Management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could vary from these estimates.

Income Recognition:

           Accounting principles generally accepted in the United States of America require that an interest yield method be used to calculate the income recognized on accounts which have precomputed charges.  An interest yield method is used by the Company on each individual account with precomputed charges to calculate income for those on-going accounts, however, state regulations often allow interest refunds to be made according to the “Rule of 78's” method for payoffs and renewals.  Since the majority of the Company's accounts with precomputed charges are repaid or renewed prior to maturity, the result is that most of the accounts with precomputed charges effectively yield on a Rule of 78's basis.

           Precomputed finance charges are included in the gross amount of certain direct cash loans, sales finance contracts and certain real estate loans.  These precomputed charges are deferred and recognized as income on an accrual basis using the effective interest method.  Some other cash loans and real estate loans, which do not have precomputed charges, have income recognized on a simple interest accrual basis.  Any loan which becomes 60 days or more past due, based on original contractual term, is placed in a non-accrual status.  When a loan is placed in non-accrual status, income accruals are discontinued.  Accrued income prior to the date an account becomes 60 days or more past due is not reversed.  Income on loans in non-accrual status is earned only if payments are received.  A loan in nonaccrual status is restored to accrual status when it becomes less than 60 days past due.

           Loan fees and origination costs are deferred and recognized as an adjustment to the loan yield over the contractual life of the related loan.

           The property and casualty credit insurance policies written by the Company, as agent for an unrelated insurance company, are reinsured by the Company’s property and casualty insurance subsidiary.  The premiums are deferred and earned over the period of insurance coverage using the pro-rata method or the effective yield method, depending on whether the amount of insurance coverage generally remains level or declines.

           The credit life and accident and health policies written by the Company, as agent for an unrelated insurance company, are reinsured by the Company’s life insurance subsidiary.  The premiums are deferred and earned using the pro-rata method for level-term life policies and the effective yield method for decreasing-term life policies.  Premiums on accident and health policies are earned based on an average of the pro-rata method and the effective yield method.

           Claims of the insurance subsidiaries are expensed as incurred and reserves are established for incurred but not reported claims.  Reserves for claims totaled $3,028,970 and $1,498,249 at December 31, 2015 and 2014, respectively, and are included in unearned insurance premiums on the consolidated statements of financial position.

           Policy acquisition costs of the insurance subsidiaries are deferred and amortized to expense over the life of the policies on the same methods used to recognize premium income.

           The primary revenue category included in other revenue relates to commissions earned by the Company on sales of auto club memberships. Commissions received from the sale of auto club memberships are earned at the time the membership is sold.  The Company sells the memberships as an agent for a third party.  The Company has no further obligations after the date of sale as all claims for benefits are paid and administered by the third party.

Depreciation and Amortization:

           Office machines, equipment and Company automobiles are recorded at cost and depreciated on a straight-line basis over a period of three to ten years.  Leasehold improvements are amortized on a straight-line basis over five years or less depending on the term of the applicable lease.  Depreciation and amortization expense for each of the three years ended December 31, 2015 was $3,318,710, $3,156,828 and $2,910,855, respectively.

Restricted Cash:

           At December 31, 2015 and 2014, the Company had cash of $9,335,466 and $1,073,157, respectively, held in restricted accounts at its insurance subsidiaries in order to comply with certain requirements imposed on insurance companies by the State of Georgia and to meet the reserve requirements of its reinsurance agreements.  During 2015 and 2014, restricted cash also included escrow deposits held by the Company on behalf of certain mortgage real estate customers.

Equity Method Investment:

           The Company evaluates its unconsolidated equity investment to determine whether it should be recorded on a consolidated basis.  The percentage ownership interest in the equity investment, an evaluation of control and whether a variable interest entity ("VIE") exists are all considered in the Company's consolidation assessment.

           The Company accounts for its equity investment where it owns a non-controlling interest or where it is not the primary beneficiary of a VIE using the equity method of accounting.  Under the equity method, the Company's cost of an investment is adjusted for its share of equity in the earnings or losses of the unconsolidated investment and reduced by distributions received.  There is no difference between the cost of the Company's equity investment and the value of the underlying equity as reflected in the unconsolidated equity investment's financial statements.

           The Company assesses the carrying value of its equity method investment for impairment in accordance with Accounting Standards Codification ("ASC") 323-10, Investments - Equity Method and Joint Ventures.  The Company assesses whether there are any indicators that the fair value of the Company's equity method investment might be impaired.  An investment is deemed impaired if the Company's estimate of the fair value of the investment is less than the carrying value of the investment and such decline in value is deemed to be other than temporary.  During the years ended December 31, 2015, 2014 and 2013, no impairment of the Company's equity method investment was recognized.

Impairment of Long-Lived Assets:

           The Company annually evaluates whether events and circumstances have occurred or triggering events have occurred that indicate the carrying amount of property and equipment may warrant revision or may not be recoverable.  When factors indicate that these long-lived assets should be evaluated for possible impairment, the Company assesses the recoverability by determining whether the carrying value of such long-lived assets will be recovered through the future undiscounted cash flows expected from use of the asset and its eventual disposition.  Based on Management’s evaluation, there has been no impairment of carrying value of the long-lived assets, including property and equipment at December 31, 2015 or 2014.

Income Taxes:

           The Financial Accounting Standards Board (“FASB”) issued ASC 740-10.  FASB ASC 740-10 provides that a tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits.  Income tax positions must meet a more-likely-than-not recognition threshold at the effective date to be recognized.  FASB ASC 740-10 also provides guidance on measurement, de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.  At December 31, 2015 and December 31, 2014, the Company had no uncertain tax positions.

           The Company’s insurance subsidiaries are treated as taxable entities and income taxes are provided for where applicable (Note 12).  No provision for income taxes has been made by the Company since it has elected to be treated as an S Corporation for income tax reporting purposes. However, the state of Louisiana does not recognize S Corporation status, and the Company has accrued amounts necessary to pay the required income taxes in such state.

Collateral Held for Resale:

           When the Company takes possession of collateral which secures a loan, the collateral is recorded at the lower of its estimated resale value or the loan balance.  Any losses incurred at that time are charged against the Allowance for Loan Losses.

Marketable Debt Securities:

           Management has designated a significant portion of the Company’s marketable debt securities held in the Company's investment portfolio at December 31, 2015 and 2014 as being available-for-sale.  This portion of the investment portfolio is reported at fair value with unrealized gains and losses excluded from earnings and reported in other comprehensive income (loss) included in the consolidated statements of comprehensive income/loss.  Gains and losses on sales of securities designated as available-for-sale are determined based on the specific identification method.  The remainder of the investment portfolio is carried at amortized cost and designated as held-to-maturity as Management has both the ability and intent to hold these securities to maturity.

Earnings per Share Information:

           The Company has no contingently issuable common shares, thus basic and diluted per share amounts are the same.

Recent Accounting Pronouncements:

           In May 2014, the FASB issued Accounting Standards Update ("ASU") 2014-09, "Revenue from Contracts with Customers."  This update supersedes revenue recognition requirements in Topic 605, "Revenue Recognition," including most industry-specific revenue guidance in the FASB Accounting Standards Codification.  The new guidance stipulates that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.  The guidance provides specific steps that entities should apply in order to achieve this principle.  The amendments are effective for interim and annual periods beginning after December 15, 2017.  Adoption is allowed by either the full retrospective or modified retrospective approach.  The Company in in the process of evaluating the expected impact of the ASU's adoption on the Company's consolidated financial statements.

           In April 2015, the FASB issued ASU 2015-03, "Imputation of Interest."  ASU 2015-03 applies to the presentation of debt issuance costs in financial statements.  It requires debt issurance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of the related debt liability, consistent with debt discounts.  Debt disclosures will include the face amount of the debt liability and the effective interest rate.  In August 2015, the FASB issued ASU 2015-15, "Interest - Imputation of Interest (Subtopic 835-30) - Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements.  ASU 2015-15 provides additional guidance to ASU 2015-03, which did not address presentation or subsequent measurement of debt issurance costs related to line of credit arrangements.  ASU 2015-15 noted that the SEC staff would not object to an entity deferring and presenting debt issuance costs as an asset and subsequently amortizing the deferred debt issuance costs ratably over the term of the line of credit arrangement, reqardless of whether there are any outstanding borrowings on the line of credit arrangement.  The accounting standards require retrospective application and represent a change in accounting principle.  The standard is effective for fiscal years beginning after December 15, 2015.  The Company does not expect the adoption of these standards to have a material impact on the Company's consolidated financial statements.

           In February 2016, FASB issued ASU 2016-01, "Leases."  The ASU requires all lessees to recognize lease assets and lease liabilities on the balance sheet.  Lessor accounting is largely unchanged by the ASU, however disclosures about cash flows arising from leases are required of both lessees and lessors.  The disclosures include qualitative and quantitative requirements, providing information about the amounts recorded in the financial statements.  The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018.  The Company is currently evaluating the impact this new accounting standard on the consolidated financial statements.